Document And Entity Information	Jul. 31, 2026
Document Information [Line Items]
Entity, Registrant Name	Stablecoin Development Corporation
Document, Type	8-K
Document, Period End Date	Jul. 31, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33678
Entity, Tax Identification Number	68-0454536
Entity, Address, Address Line One	222 Lakeview Ave, Suite 800
Entity, Address, City or Town	West Palm Beach
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	206-4345
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SDEV
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001389545